Provisions and contingencies Provisions and contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Provisions and contingencies

(in thousands of USD)	Onerous contract	Total

At January 1, 2019	5,265	5,265

Adoption IFRS 16	(3,049)	(3,049)
Provisions used during the year	(325)	(325)
Balance at June 30, 2019	1,891	1,891

Non-current	1,591	1,591
Current	300	300
Total	1,891	1,891